Share-based plans - Performance Targets to be Applied (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) EquityInstruments item	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017	Dec. 31, 2016
Share-based plans
Weight of each performance target	33.33%
Performance period (in years)	3 years
Number of performance targets | item	3
Annual target achievement level of 0% | Year 2020
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth	1.00%
Net Income Growth	0.00%
ROIC	5.50%
Annual target achievement level of 0% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth	0.00%
Net Income Growth	0.00%
Decrease from target ROIC to drop to level	0.002	0.002	0.002	0.002	0.002
Annual target achievement level of 100% | Year 2020
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth	6.00%
Net Income Growth	5.00%
ROIC	6.00%
Annual target achievement level of 100% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth	7.00%
Net Income Growth	7.00%
ROIC	8.10%	7.90%	7.70%	7.50%	7.30%
Annual target achievement level of 200% | Year 2020
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth	11.00%
Net Income Growth	10.00%
ROIC	6.50%
Annual target achievement level of 200% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth	16.00%
Net Income Growth	14.00%
Increase over target ROIC to reach level	0.002	0.002	0.002	0.002	0.002
MB LTIP 2020
Share-based plans
Vesting period	3 years
Period considered for calculation of average share price	30 days
Grant value cap (as a percent)	400.00%
Period shares must be held	1 year
Awarded (in shares) | EquityInstruments	159.607
Weighted average fair value	€ 64.20
Total fair value	€ 10,247,000
LTIP 2019
Share-based plans
Vesting period	3 years
Period considered for calculation of average share price	30 days
Grant value cap (as a percent)	400.00%
Awarded (in shares) | EquityInstruments	800,165	817,089
Weighted average fair value	€ 64.06	€ 62.16
Total fair value	€ 51,259,000	€ 50,790,000
LTIP 2019 | Year 2019
Share-based plans
Increase in overall target achievement level, if GEP -II target rate is 100%	20.00%
Increase in overall target achievement level if Free Cash Flow target achievement 200%	20.00%
MB LTIP 2019
Share-based plans
Vesting period	4 years
Period considered for calculation of average share price	30 days
Awarded (in shares) | EquityInstruments		114,999
Weighted average fair value		€ 60.70
Total fair value		€ 6,980,000
NxStage LTIP
Share-based plans
Period considered for calculation of average share price	30 days
Awarded (in shares) | EquityInstruments		55,978
Weighted average fair value		€ 62.17
Total fair value		€ 3,480,000
LTIP 2016
Share-based plans
Vesting period	4 years
Period considered for calculation of average share price	30 days
Awarded (in shares) | EquityInstruments			632,804
Weighted average fair value			€ 51.99
Total fair value			€ 32,900,000
Management Board | LTIP 2016
Share-based plans
Awarded (in shares) | EquityInstruments			73,315